Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,488			$ 9
Prepaid expenses and other current assets	879			303
Total current assets	4,367			312
Property and equipment, net	9			4
Operating lease right-of-use assets	28			67
Total assets	4,404			383
Current liabilities:
Accounts payable	988			1,294
Accrued expenses	1,143			36
Advances from employees	0			5
Warrant liability	18			0
Bridge promissory note, net	0			602
Operating lease liabilities, current	28			57
Total current liabilities	2,177			1,994
Operating lease liabilities, non-current	0			14
Total liabilities	2,177			2,008
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Common stock, 0.0001 par value; 250,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 2,956,354 and 999,748 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	0			0
Additional paid-in-capital	31,756			16,871
Accumulated deficit	(29,529)			(18,496)
Total stockholders’ equity (deficit)	2,227	$ 4,038	$ (3,230)	(1,625)	$ (5,706)	$ (5,445)	$ (5,150)	$ (4,848)
Total liabilities, mezzanine equity, and stockholders' deficit	$ 4,404			$ 383